Condensed Parent Company Balance Sheet - SEK (kr) kr in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Non-Current Financial Assets
Non-current financial assets	kr 16,617	kr 11,210	kr 5,807
Total non-current assets	595,560	540,770	508,151
Current assets
Inventories	17,697	3,647	730
Current receivables	146,365	88,721	52,873
Prepaid expenses and accrued income	83,343	70,741	49,739
Cash	866,181	1,249,094	846,799
Total current assets	1,113,587	1,412,204	950,142
TOTAL ASSETS	1,709,147	1,952,973	1,458,293
Non-restricted shareholders' equity
Total equity	504,367	766,264	721,094
Non-current liabilities
Non-current interest-bearing liabilities	759,052	713,030	437,392
Other non-current liabilities	8,521	4,350
Total non-current liabilities	914,471	861,479	558,705
Current liabilities
Accounts payable	72,037	160,404	81,666
Other current liabilities	30,742	28,381	15,893
Total current liabilities	290,309	325,231	178,494
TOTAL EQUITY AND LIABILITIES	1,709,147	1,952,973	1,458,293
Parent Company
Intangible Assets
Intangible assets	32,132	32,132	32,132
Tangible Assets
Equipment	455	567	679
Non-Current Financial Assets
Non-current financial assets	1,049,716	887,456	743,169
Total non-current assets	1,082,303	920,154	775,979
Current assets
Inventories	17,697	3,647	730
Current receivables	71,974	129,090	25,069
Prepaid expenses and accrued income	64,648	61,092	34,245
Cash	754,802	1,059,655	790,377
Total current assets	909,121	1,253,485	850,421
TOTAL ASSETS	1,991,423	2,173,639	1,626,401
Non-restricted shareholders' equity
Total restricted equity	5,475	5,475	5,456
Total non-restricted equity	960,101	1,125,480	1,033,756
Total equity	965,577	1,130,956	1,039,212
Non-current liabilities
Provisions	10,685	9,512	5,149
Non-current interest-bearing liabilities	759,052	713,030	437,392
Other non-current liabilities	8,626	4,455	105
Total non-current liabilities	778,363	726,997	442,646
Current liabilities
Accounts payable	31,210	100,469	41,346
Other current liabilities	119,076	141,750	50,334
Accrued expenses and deferred revenue	97,197	73,468	52,863
Total current liabilities	247,484	315,686	144,543
TOTAL EQUITY AND LIABILITIES	kr 1,991,423	kr 2,173,639	kr 1,626,401